Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	0.908%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,885,718.00

Principal:
Principal Collections	$27,168,152.81
Prepayments in Full	$13,679,143.40
Liquidation Proceeds	$139,907.61
Recoveries	$0.00
Sub Total	$40,987,203.82
Collections	$43,872,921.82

Purchase Amounts:
Purchase Amounts Related to Principal	$85,651.63
Purchase Amounts Related to Interest	$295.38
Sub Total	$85,947.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,958,868.83

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,958,868.83
Servicing Fee	$1,077,578.91	$1,077,578.91	$0.00	$0.00	$42,881,289.92
Interest - Class A-1 Notes	$85,581.37	$85,581.37	$0.00	$0.00	$42,795,708.55
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$42,522,101.88
Interest - Class A-2b Notes	$109,756.54	$109,756.54	$0.00	$0.00	$42,412,345.34
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$42,028,553.67
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$41,886,722.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,886,722.00
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$41,829,747.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,829,747.33
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$41,787,367.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,787,367.75
Regular Principal Payment	$147,554,080.36	$41,787,367.75	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,958,868.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,787,367.75
Total					$41,787,367.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,787,367.75	$145.75	$85,581.37	$0.30	$41,872,949.12	$146.05
Class A-2a Notes	$0.00	$0.00	$273,606.67	$0.87	$273,606.67	$0.87
Class A-2b Notes	$0.00	$0.00	$109,756.54	$0.73	$109,756.54	$0.73
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$41,787,367.75	$31.72	$1,093,922.17	$0.83	$42,881,289.92	$32.55

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$147,554,080.36	0.5146637	$105,766,712.61	0.3689108
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,178,194,080.36	0.8943736	$1,136,406,712.61	0.8626526

Pool Information
Weighted Average APR	2.555%	2.534%
Weighted Average Remaining Term	54.55	53.70
Number of Receivables Outstanding	52,593	51,677
Pool Balance	$1,293,094,689.22	$1,251,837,215.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,191,163,101.71	$1,153,362,023.54
Pool Factor	0.9042632	0.8754117

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$18,777,558.23
Yield Supplement Overcollateralization Amount	$98,475,191.99
Targeted Overcollateralization Amount	$136,449,532.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,430,502.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$184,618.24
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$184,618.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1713%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0079%
Prior Collection Period			0.0611%
Current Collection Period			0.1741%
Four Month Average (Current and Prior Three Collection Periods)			0.0608%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		362	$260,698.69
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$260,698.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0182%

Average Realized Loss for Receivables that have experienced a Realized Loss			$720.16
Average Net Loss for Receivables that have experienced a Realized Loss			$720.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.65%	309	$8,104,811.15
61-90 Days Delinquent	0.11%	47	$1,434,100.10
91-120 Days Delinquent	0.01%	4	$116,273.19
Over 120 Days Delinquent	0.00%	2	$61,932.68
Total Delinquent Receivables	0.78%	362	$9,717,117.12

Repossession Inventory:
Repossessed in the Current Collection Period		20	$555,485.26
Total Repossessed Inventory		34	$993,845.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0540%
Prior Collection Period			0.0608%
Current Collection Period			0.1026%
Three Month Average			0.0725%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1288%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer